Financial Condition Accounts Outstanding with EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Related Party Transaction [Line Items]
Deposits	$ 36,000	$ 45,000
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Loans
Related Party Transaction [Line Items]
Loans	53,215	58,126	58,200
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Investment securities
Related Party Transaction [Line Items]
Investment securities	35,000	35,000
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Deposits
Related Party Transaction [Line Items]
Deposits	54,288	38,761
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other assets
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	5,132	3,922
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other liabilities
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	14,684	17,416
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Loans
Related Party Transaction [Line Items]
Loans	27,140	29,644	29,700
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Investment securities
Related Party Transaction [Line Items]
Investment securities	17,850	17,850
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Deposits
Related Party Transaction [Line Items]
Deposits	27,687	19,768
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other assets
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	2,617	2,000
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other liabilities
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	$ 7,489	$ 8,882